Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Inventories Abstract
Finished products	$ 795	[1]	$ 931

[1]	Includes amounts of $349 and $570 as of December 31, 2022 and 2021, respectively, with respect to inventory delivered to customers for which control has not been transferred.